Consolidated Balance Sheets - CAD	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	CAD 7,085,803	CAD 50,635
Short term investments	2,055,478	CAD 5,173,430
Restricted cash (note 3)	75,000
Accounts receivable	810,400	CAD 248,930
Work-in-progress	404,840
Prepaid expenses and deposits	260,397	CAD 338,644
Total current assets	10,691,918	5,811,639
Long term assets
Property and equipment (note 4)	3,678,985	CAD 237,464
Intellectual property (note 5)	24,709,000
Total assets	39,079,903	CAD 6,049,103
Current liabilities:
Accounts payable and accrued liabilities (note 6)	1,163,783	CAD 782,626
Income taxes payable (note 14)	1,253,126
Deferred revenue (note 15)	706,722
Current portion of capital lease obligation (note 7)	34,159
Net current liabilities	3,157,790	CAD 782,626
Long term liabilities:
Capital lease obligation (note 7)	161,466
Asset retirement obligation (note 8)	51,240	CAD 50,000
Deferred charges (note 18 (i))	87,756
Total long term liabilities	300,462	CAD 50,000
Total liabilities	CAD 3,458,252	CAD 832,626
Commitments and contingencies (note 18)
Shareholders' equity:
Common shares (note 9): - authorized unlimited Issued: 53,306,109 (2014 - 44,958,843) common shares	CAD 85,051,553	CAD 65,792,307
Preferred shares (note 10): - authorized unlimited Issued: nil (2014 - 8,000,000) Preferred shares		232,600
Contributed capital	CAD 7,239,089	6,400,789
Deficit	(57,379,926)	(67,920,154)
Accumulated other comprehensive income	710,935	710,935
Net Shareholders' equity	35,621,651	5,216,477
Total Liabilities and Shareholders' equity	CAD 39,079,903	CAD 6,049,103